Loans and other financial assets at amortized cost - Changes in allowances for credit losses on other financial assets (Details) - Financial assets at amortised cost, category [member] - Other receivables - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	₩ (156,280)	₩ (139,180)	₩ (66,781)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net reversal (provision) of loss allowance	(49,370)	(22,205)	(12,785)
Charge off	6,499	4,341	2,223
Disposal	2,542	2,597	751
Others	(16,405)	(1,833)	(62,588)
Ending balance	(213,014)	(156,280)	(139,180)
Stage 1
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(9,019)	(4,178)	(3,675)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	(557)	(388)	(261)
Transfer to lifetime expected credit losses	372	223	209
Transfer to credit-impaired financial assets	1,202	50	981
Net reversal (provision) of loss allowance	(7,662)	(3,141)	(1,749)
Charge off	1,224	0	0
Disposal	0	0	0
Others	(6,494)	(1,585)	317
Ending balance	(20,934)	(9,019)	(4,178)
Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(17,062)	(9,133)	(5,580)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	493	285	246
Transfer to lifetime expected credit losses	(429)	(246)	(225)
Transfer to credit-impaired financial assets	5,355	266	1,134
Net reversal (provision) of loss allowance	(10,372)	(8,235)	(4,707)
Charge off	0	0	0
Disposal	4	0	0
Others	(9)	1	(1)
Ending balance	(22,020)	(17,062)	(9,133)
Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(130,199)	(125,869)	(57,526)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	64	103	15
Transfer to lifetime expected credit losses	57	23	16
Transfer to credit-impaired financial assets	(6,557)	(316)	(2,115)
Net reversal (provision) of loss allowance	(31,336)	(10,829)	(6,329)
Charge off	5,275	4,341	2,223
Disposal	2,538	2,597	751
Others	(9,902)	(249)	(62,904)
Ending balance	₩ (170,060)	₩ (130,199)	₩ (125,869)